Document and Entity Information	12 Months Ended
Dec. 31, 2025
STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS
Document Type	11-K
Entity Registrant Name	ECOLAB INC.
Entity Central Index Key	0000031462
Amendment Flag	false
ECOLAB PUERTO RICO SAVINGS PLAN
STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS
Document Type	11-K
Entity Tax Identification Number	41-0231510
Amendment Flag	false